Schedule of Investments August 31, 2021 (unaudited)

Ecofin Digital Payments Infrastructure Fund

	Shares	Fair Value
Common Stock - 99.9% (1)
Australia Electronic Transaction Processing - 5.5% (1)
Afterpay Touch Group Limited (2)	8,012	$788,856
Australia Payments Fintech - 0.5% (1)
Iress Limited	6,054	65,502
Australia Software and Services - 0.0% (1)
Splitit Ltd. (2)	8,494	2,765
Brazil Electronic Transaction Processing - 5.6% (1)
Pagseguro Digital Ltd. (2)	7,425	441,565
StoneCo Ltd. (2)	7,710	358,823
		800,388
Canada Software and Services - 1.8% (1)
Nuvei Corporation (2)	2,037	264,028
France Software and Services - 4.1% (1)
Worldline SA (2)	6,541	581,331
Hong Kong Credit Card Issuer - 0.5% (1)
China Youzan Limited (2)	521,999	73,158
Hong Kong Merchant Payment Products/Services - 0.2% (1)
PAX Global Technology Ltd.	26,125	32,247
Italy Electronic Transaction Processing - 2.7% (1)
Nexi SpA (2)	18,507	385,581
Japan Credit Card Issuer - 1.0% (1)
AEON Financial Service Co. Ltd.	3,900	45,907
Credit Saison Co., Ltd.	5,499	62,580
Orient Corporation	20,500	27,951
		136,438
Japan Electronic Transaction Processing - 1.5% (1)
GMO Payment Gateway, Inc.	1,600	210,444
Netherlands Electronic Transaction Processing - 5.9% (1)
Adyen N.V. (2)	261	842,706
New Zealand Other - 0.3% (1)
Pushpay Holdings Limited (2)	35,999	44,899
United Kingdom Credit Card Issuer - 0.3% (1)
Provident Financial plc (2)	9,258	45,288
United Kingdom Software and Services - 0.9% (1)
Boku, Inc. (2)	9,568	25,454
Network International Holdings PLC (2)	18,362	98,759
		124,213
United States Credit Card Networks - 17.1% (1)
American Express Company	3,732	619,363
Discover Financial Services	4,978	638,279
Mastercard, Inc.	1,686	583,744
Visa Inc.	2,636	603,907
		2,445,293
United States Electronic Payment Processing/Management - 1.9% (1)
ACI Worldwide, Inc. (2)	4,237	136,559
Bottomline Technologies (de), Inc. (2)	1,633	69,027
Zuora, Inc. (2)	3,995	67,835
		273,421
United States Electronic Transaction Processing - 24.1% (1)
Cass Information Systems, Inc.	487	21,954
CSG Systems International, Inc.	1,174	56,598
EVERTEC, Inc.	2,634	121,822
Evo Payments, Inc. (2)	1,700	43,248
Fidelity National Information Services, Inc.	4,218	538,934
Fiserv, Inc. (2)	5,511	649,141
FleetCor Technologies Inc. (2)	2,258	594,486
Green Dot Corporation (2)	1,889	98,681
PayPal Holdings, Inc. (2)	2,324	670,846
QIWI plc - ADR	1,928	18,432
Western Union Company	14,973	324,016
WEX Inc. (2)	1,616	296,649
		3,434,807
United States Financial Services Market Place - 1.0% (1)
GreenSky, Inc. (2)	2,576	20,479
LendingClub Corporation (2)	3,492	108,462
Yiren Digital Ltd. - ADR (2)	3,098	10,440
		139,381
United States Merchant Payment Products/Services - 12.3% (1)
Euronet Worldwide, Inc. (2)	1,862	248,074
Global Payments Inc.	3,190	518,821
NCR Corporation (2)	4,743	201,483
Square, Inc. (2)	2,914	781,156
		1,749,534
United States Payments Fintech - 10.1% (1)
DocuSign, Inc. (2)	2,575	762,818
Jack Henry & Associates, Inc.	2,717	479,224
OneSpan Inc. (2)	1,284	24,743
Q2 Holdings, Inc. (2)	1,965	173,097
		1,439,882
United States Software and Services - 2.6% (1)
Affirm Holdings, Inc. (2)	1,994	192,102
BigCommerce Holdings, Inc. (2)	1,431	85,202
CANTALOUPE, Inc. (2)	2,108	21,586
Mitek Systems, Inc. (2)	1,553	34,741
Sezzle Inc. (2)	7,298	35,236
		368,867
Total Common Stock
(Cost $11,745,718)		14,249,029

Short Term Investment - 0.1% (1)
United States Investment Company - 0.1% (1)
First American Government Obligations Fund, Class X, 0.03% (3)
(Cost $20,198)	20,198	20,198

Total Investments - 100.0% (1)
(Cost $11,765,916)		14,269,227
Liabilities in Excess of Other Assets, Net - 0.0%(1)		(449)
Total Net Assets - 100.0%(1)		$14,268,778

(1)	Calculated as a percentage of net assets.
(2)	Non-income producing security.
(3)	Rate indicated is the current yield as of August 31, 2021.
ADR - American Depository Receipt

The Fund has adopted fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosure about the various inputs and valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below.

Level 1 - Quoted prices in active markets for identical assets or liabilities.
Level 2 - Observable inputs other than quoted prices included in Level 1. These inputs may include quoted prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Significant unobservable inputs for the asset or liability, representing the Fund's view of assumptions a market participant would use in valuing the asset or liability.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following table is a summary of the inputs used to value the Fund's securities by level within the fair value hierarchy as of August 31, 2021:

	Level 1	Level 2	Level 3	Total
Common Stock	$14,249,029	$-	$-	$14,249,029
Short-Term Investment	20,198	-	-	20,198
Total Investments	$14,269,227	$-	$-	$14,269,227

Refer to the Fund's Schedule of Investments for additional industry information.